CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY	Total USD ($)	Total CNY	Ordinary Shares [Member] CNY	Additional paid-in capital [Member] CNY	Accumulated deficit [Member] CNY	Statutory reserves [Member] CNY	Accumulated other comprehensive income [Member] CNY	Non-controlling interest [Member] CNY
Balance at Dec. 31, 2011		(6,051,000)	27,000	10,267,000	(16,345,000)
Balance (in shares) at Dec. 31, 2011			42,740,000
Share-based compensation expense		1,415,000		1,415,000
Deemed dividend to series A convertible redeemable preferred shares - repurchase of shares		(540,000)			(540,000)
Deemed dividend to Li Meiping ordinary shares - repurchase of shares		(300,000)			(300,000)
Accretion to convertible redeemable preferred shares redemption value		(22,870,000)		(11,682,000)	(11,188,000)
Net (loss)/income		(9,323,000)			(9,291,000)			(32,000)
Foreign currency translation adjustments, net of nil tax		102,000					102,000
Capital contribution from non-controlling interest		135,000						135,000
Balance at Dec. 31, 2012		(37,432,000)	27,000		(37,664,000)		102,000	103,000
Balance (in shares) at Dec. 31, 2012			42,740,000
Share-based compensation expense		329,000		329,000
Repurchase of ordinary shares		(4,457,000)	(1,000)		(4,456,000)
Repurchase of ordinary shares (in shares)			(1,707,880)
Deemed dividend to series A convertible redeemable preferred shares - repurchase of shares		(14,402,000)		(329,000)	(14,073,000)
Deemed dividend to Li Meiping ordinary shares - repurchase of shares		(29,075,000)			(29,075,000)
Accretion to convertible redeemable preferred shares redemption value		(262,782,000)			(262,782,000)
Net (loss)/income		27,845,000			28,132,000			(287,000)
Statutory reserves					(2,701,000)	2,701,000
Foreign currency translation adjustments, net of nil tax		4,559,000					4,559,000
Capital contribution from non-controlling interest		236,000						236,000
Balance at Dec. 31, 2013		(315,179,000)	26,000		(322,619,000)	2,701,000	4,661,000	52,000
Balance (in shares) at Dec. 31, 2013			41,032,120
Share-based compensation expense		185,750,000		185,750,000
Accretion to convertible redeemable preferred shares redemption value		(1,054,890,000)		(148,900,000)	(905,990,000)
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs		887,733,000	26,000	887,707,000
Issuance of ordinary shares upon initial public offerings ("IPO"), net of issuance costs, shares			42,353,333
Conversion of preference share upon initial public offerings ("IPO")		1,536,175,000	55,000	1,536,120,000
Conversion of preference share upon initial public offerings ("IPO"), shares			90,527,300
Net (loss)/income	(2,692,000)	(16,701,000)			(16,875,000)			174,000
Statutory reserves					(2,536,000)	2,536,000
Foreign currency translation adjustments, net of nil tax	(2,475,000)	(15,354,000)					(15,354,000)
Balance at Dec. 31, 2014	$ 194,619,000	1,207,534,000	107,000	2,460,677,000	(1,248,020,000)	5,237,000	(10,693,000)	226,000
Balance (in shares) at Dec. 31, 2014			173,912,753